Share-Based Compensation and Other Compensation Arrangements - Schedule of Restricted Stock Units Award Activity (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Weighted average remaining amortization period (years)	7 years 8 months 12 days
Executive Long-Term Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of units, outstanding at beginning of year (in shares)	6,117,900
Number of units, granted (in shares)	411,134
Number of units, forfeited (in shares)	(229,226)
Number of units, distributed (in shares)	(950,318)
Number of units, outstanding at end of year (in shares)	5,349,490
Number of units, undistributed and vested (in shares)	1,630,233
Unrecognized compensation cost | $	$ 366
Weighted average remaining amortization period (years)	1 year 6 months
Employee Long-Term Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of units, outstanding at beginning of year (in shares)	4,373,807
Number of units, forfeited (in shares)	(106,087)
Number of units, distributed (in shares)	(4,242,199)
Number of units, outstanding at end of year (in shares)	25,521
Number of units, undistributed and vested (in shares)	25,407
Other
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of units, outstanding at beginning of year (in shares)	958,694
Number of units, granted (in shares)	142,711
Number of units, forfeited (in shares)	(32,253)
Number of units, distributed (in shares)	(303,642)
Number of units, outstanding at end of year (in shares)	765,510
Number of units, undistributed and vested (in shares)	34,600
Unrecognized compensation cost | $	$ 55
Weighted average remaining amortization period (years)	1 year 7 months 6 days